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July 11, 1997


VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:       Variable Annuity-1 Series Account
          Certification pursuant to Rule 497(j) under the Securities Act of 1933 (File No. 333-25289 and 811-08183)

Ladies and Gentlemen:

In lieu of filing the form of prospectus and Statement of Additional Information for Variable Annuity-1 Series Account (the Account) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

(1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in pre-effective amendment no. 1 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement; and

(2) the text of pre-effective amendment no. 1 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on July 1, 1997.

If you should have any questions regarding the foregoing, please do not hesitate to contact me at (303) 689-3817.

VARIABLE ANNUITY-1 SERIES ACCOUNT
(Registrant)


Beverly A. Byrne
Assistant Counsel and Assistant Secretary
First Great-West Life & Annuity Insurance Company
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